UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President
Listed Funds Trust
c/o U.S. Bank Global Fund Services
811 E. Wisconsin Ave, 8th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-4711
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  October 31, 2019

Item 1. Reports to Stockholders.

M•CAM International LLC

Innovation α® United States ETF (INAU)

Innovation α® Global ETF (INAG)

Innovation α® Trade War (TWAR)

SEMI-ANNUAL REPORT

October 31, 2019

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (“SEC”), paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Schedule of Investments

Innovation α® United States ETF

October 31, 2019 (Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — 99.1%
Communications — 7.2%
Alphabet, Inc. - Class A (a)	15	$18,882
AT&T, Inc.	1,183	45,534
Booking Holdings, Inc. (a)	9	18,439
CBS Corp. - Class B	220	7,929
Verizon Communications, Inc.	148	8,949
		99,733
Consumer Discretionary — 6.1%
Amazon.com, Inc. (a)	6	10,660
Dick’s Sporting Goods, Inc.	224	8,720
General Motors Co.	500	18,580
Honda Motor Co. Ltd. - ADR (b)	334	9,008
Mattel, Inc. (a)	816	9,743
Nike, Inc. - Class B	204	18,268
Whirlpool Corp.	57	8,671
		83,650
Consumer Staples — 8.5%
General Mills, Inc.	162	8,239
Kimberly-Clark Corp.	63	8,371
Mondelez International, Inc. - Class A	160	8,392
The Clorox Co.	59	8,714
The Coca-Cola Co.	164	8,927
The Procter & Gamble Co.	601	74,831
		117,474
Energy — 4.8%
Baker Hughes, a GE Co.	785	16,799
Chevron Corp.	199	23,112
Exxon Mobil Corp.	126	8,514
Halliburton Co.	462	8,893
Schlumberger Ltd.	258	8,434
		65,752
Financials — 14.1%
American Express Co.	75	8,796
Bank of America Corp.	306	9,568
Berkshire Hathaway, Inc. - Class B (a)	43	9,141
Citigroup, Inc.	129	9,270
Fiserv, Inc. (a)	469	49,780
Genworth Financial, Inc. - Class A (a)	7,635	32,678
JPMorgan Chase & Co.	76	9,494
Mastercard, Inc. - Class A	33	9,135
MetLife, Inc.	189	8,843
Prudential Financial, Inc.	99	9,023

The accompanying notes are an integral part of these financial statements.

The Hartford Financial Services Group, Inc.	394	22,489
The Progressive Corp.	116	8,085
Visa, Inc. - Class A	51	9,122
		195,424
Health Care — 15.9%
Abbott Laboratories	107	8,946
Agilent Technologies, Inc.	246	18,635
Baxter International, Inc.	102	7,823
Becton, Dickinson and Co.	35	8,960
Boston Scientific Corp. (a)	210	8,757
DENTSPLY SIRONA, Inc.	167	9,148
DexCom, Inc. (a)	60	9,254
Edwards Lifesciences Corp. (a)	131	31,228
Hologic, Inc. (a)	179	8,648
Johnson & Johnson	69	9,111
Medtronic PLC (b)	459	49,985
Novartis AG - ADR (b)	103	9,006
Pfizer, Inc.	248	9,516
Stryker Corp.	42	9,083
Teva Pharmaceutical Industries Ltd. - ADR (a)(b)	1,359	11,076
UnitedHealth Group, Inc.	41	10,361
		219,537
Industrials — 15.3%
Caterpillar, Inc.	71	9,784
Deere & Co.	53	9,229
Dover Corp.	89	9,246
Eaton Corp. PLC	228	19,861
General Electric Co.	985	9,830
Honeywell International, Inc.	53	9,155
Illinois Tool Works, Inc.	57	9,609
L3Harris Technologies, Inc.	42	8,665
Lockheed Martin Corp.	73	27,498
Northrop Grumman Corp.	62	21,854
Raytheon Co.	45	9,549
Rockwell Automation, Inc.	54	9,287
TE Connectivity Ltd. (b)	95	8,503
Textron, Inc.	177	8,158
The Boeing Co.	48	16,316
United Technologies Corp.	174	24,983
		211,527
Materials — 4.7%
3M Co.	54	8,909
Avery Dennison Corp.	79	10,101
Eastman Chemical Co.	123	9,353
International Paper Co.	215	9,391
Sealed Air Corp.	217	9,064
Sonoco Products Co.	153	8,828
Westrock Co.	245	9,156
		64,802

The accompanying notes are an integral part of these financial statements.

Technology — 22.5%
Advanced Micro Devices, Inc. (a)	302	10,247
Apple, Inc.	132	32,836
Applied Materials, Inc.	171	9,278
Broadcom, Inc.	33	9,664
Cisco Systems, Inc.	182	8,647
Cognizant Technology Solutions Corp. - Class A	149	9,080
Cree, Inc. (a)	182	8,687
Garmin Ltd. (b)	105	9,844
HP, Inc.	482	8,372
Intel Corp.	369	20,860
International Business Machines Corp.	202	27,013
Lam Research Corp.	37	10,028
Microsoft Corp.	64	9,176
Motorola Solutions, Inc.	52	8,649
NCR Corp. (a)	282	8,237
Nokia Oyj - ADR (b)	4,784	17,462
Oracle Corp.	165	8,991
QUALCOMM, Inc.	243	19,547
Seagate Technology PLC	165	9,575
Telefonaktiebolaget LM Ericsson - ADR (b)	1,110	9,679
Teradyne, Inc.	317	19,407
Texas Instruments, Inc.	147	17,344
Xerox Corp.	293	9,942
Xilinx, Inc.	92	8,348
		310,913
TOTAL COMMON STOCKS (Cost $1,378,312)		1,368,812

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Financials — 0.7%
Weyerhaeuser Co.	319	9,318
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,865)		9,318

MONEY MARKET FUNDS — 0.1%
First American Treasury Obligations Fund - Class X, 1.73% (c)	1,444	1,444
TOTAL MONEY MARKET FUNDS (Cost $1,444)		1,444

TOTAL INVESTMENTS — 99.9% (Cost $1,388,621)		1,379,574
Other assets and liabilities, net — 0.1%		1,666
NET ASSETS — 100.0%		$1,381,240

ADR	American Depositary Receipt

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the annualized seven-day yield at period end.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

Sector Diversification as of October 31, 2019

Technology	22.5%
Health Care	15.9%
Industrials	15.3%
Financials	14.8%
Consumer Staples	8.5%
Communications	7.2%
Consumer Discretionary	6.1%
Energy	4.8%
Materials	4.7%
Money Market Funds	0.1%
Total	99.9%
Other Assets and Liabilities, net	0.1%
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Innovation α® Global ETF

October 31, 2019 (Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — 99.6%
Communications — 2.8%
Alphabet, Inc. - Class A (a)	9	$11,329
AT&T, Inc.	455	17,513
Verizon Communications, Inc.	163	9,857
		38,699
Consumer Discretionary — 12.7%
adidas AG (b)	82	25,327
Amazon.com, Inc. (a)	5	8,883
Bridgestone Corp. (b)	100	4,184
Daimler AG (b)	484	28,300
Dana, Inc.	684	11,101
DENSO Corp. (b)	100	4,683
eBay, Inc.	249	8,777
Fiat Chrysler Automobiles NV (b)	1,126	17,497
General Motors Co.	263	9,773
Kering SA (b)	47	26,753
Stanley Black & Decker, Inc.	70	10,593
Techtronic Industries Co. Ltd. (b)	2,000	15,693
Yamaha Corp. (b)	100	4,690
		176,254
Consumer Staples — 5.6%
Kao Corp. (b)	100	8,088
Kimberly-Clark Corp.	71	9,435
PepsiCo, Inc.	73	10,013
Target Corp.	91	9,729
The Coca-Cola Co.	182	9,906
The Procter & Gamble Co.	125	15,564
Unilever NV (b)	244	14,414
		77,149
Energy — 4.0%
Baker Hughes, a GE Co.	403	8,624
BP PLC (b)	2,874	18,197
Chevron Corp.	90	10,453
ConocoPhillips	165	9,108
Marathon Oil Corp.	791	9,120
		55,502
Financials — 6.2%
Fiserv, Inc. (a)	135	14,329
Genworth Financial, Inc. - Class A (a)	2,997	12,827
JPMorgan Chase & Co.	83	10,369
Lincoln National Corp.	163	9,206
Mastercard, Inc. - Class A	36	9,965

The accompanying notes are an integral part of these financial statements.

The Allstate Corp.	91	9,684
The Progressive Corp.	127	8,852
Visa, Inc. - Class A	56	10,016
		85,248
Health Care — 21.6%
Abbott Laboratories	118	9,866
Agilent Technologies, Inc.	145	10,984
AstraZeneca PLC (b)	200	19,412
Bausch Health Companies, Inc. (a)	450	11,178
Baxter International, Inc.	113	8,667
Bayer AG (b)	545	42,307
Boston Scientific Corp. (a)	231	9,633
Bristol-Myers Squibb Co.	198	11,359
DexCom, Inc. (a)	64	9,871
Edwards Lifesciences Corp. (a)	60	14,303
Eli Lilly & Co.	88	10,028
Intuitive Surgical, Inc. (a)	18	9,953
Johnson & Johnson	75	9,903
Koninklijke Philips NV (b)	339	14,852
Medtronic PLC (b)	117	12,741
Merck & Co., Inc.	118	10,226
Mylan NV (a)	486	9,307
Novo Nordisk A/S - Class B (b)	276	15,081
Pfizer, Inc.	273	10,475
Smith & Nephew PLC (b)	759	16,230
Sumitomo Dainippon Pharma Co. Ltd. (b)	400	7,038
UCB SA (b)	201	16,204
Varian Medical Systems, Inc. (a)	83	10,027
		299,645
Industrials — 14.7%
Caterpillar, Inc.	78	10,748
Deere & Co.	60	10,448
Dover Corp.	99	10,285
General Electric Co.	1,073	10,709
Hitachi Ltd. (b)	200	7,528
Honeywell International, Inc.	59	10,191
Illinois Tool Works, Inc.	64	10,789
Komatsu Ltd. (b)	300	7,102
L3Harris Technologies, Inc.	46	9,490
Lockheed Martin Corp.	29	10,924
Mitsubishi Electric Corp. (b)	500	7,199
Northrop Grumman Corp.	36	12,689
OMRON Corp. (b)	100	5,920
Rolls-Royce Holdings PLC (b)	1,874	17,193
Sandvik AB (b)	944	16,692
Textron, Inc.	193	8,895
Thales SA (b)	212	20,728
The Boeing Co.	25	8,498

The accompanying notes are an integral part of these financial statements.

Toshiba Corp. (b)	200	6,855
		202,883
Materials — 10.1%
3M Co.	60	9,899
Albemarle Corp.	143	8,686
Anglo American PLC (b)	796	20,411
Avery Dennison Corp.	88	11,252
CCL Industries, Inc. - Class B (b)	356	14,683
DuPont de Nemours, Inc.	137	9,030
International Paper Co.	236	10,308
Mitsubishi Materials Corp. (b)	200	5,791
Owens Corning	180	11,030
Packaging Corp. of America	105	11,493
Sealed Air Corp.	238	9,941
Umicore SA (b)	426	17,571
		140,095
Technology — 21.9%
Adobe, Inc. (a)	36	10,005
Advanced Micro Devices, Inc. (a)	331	11,231
Akamai Technologies, Inc. (a)	110	9,515
Applied Materials, Inc.	190	10,309
BlackBerry Ltd. (a)(b)	2,613	13,757
Broadcom, Inc.	36	10,543
Canon, Inc. (b)	300	8,220
Cisco Systems, Inc.	197	9,359
Experian PLC (b)	585	18,380
HP, Inc.	532	9,241
Intel Corp.	218	12,324
International Business Machines Corp.	69	9,227
Konami Holdings Corp. (b)	200	8,825
Lam Research Corp.	46	12,468
Micron Technology, Inc. (a)	398	18,925
Microsoft Corp.	71	10,179
NEC Corp. (b)	100	3,978
Nokia Oyj (b)	2,886	10,604
Oracle Corp.	182	9,917
Panasonic Corp. (b)	800	6,785
QUALCOMM, Inc.	128	10,296
Seagate Technology PLC	185	10,736
Seiko Epson Corp. (b)	400	5,691
Sony Corp. (b)	100	6,128
Texas Instruments, Inc.	77	9,085
Tokyo Electron Ltd. (b)	100	20,420
Trend Micro, Inc. (b)	100	5,088
Western Digital Corp.	217	11,208
Xerox Corp.	326	11,061
		303,505
TOTAL COMMON STOCKS (Cost $1,386,213)		1,378,980

The accompanying notes are an integral part of these financial statements.

MONEY MARKET FUNDS — 0.2%
First American Treasury Obligations Fund - Class X, 1.73% (c)	2,564	2,564
TOTAL MONEY MARKET FUNDS (Cost $2,564)		2,564

TOTAL INVESTMENTS — 99.8% (Cost $1,388,777)		1,381,544
Other assets and liabilities, net — 0.2%		2,269
NET ASSETS — 100.0%		$1,383,813

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the annualized seven-day yield at period end.

Percentages are stated as a percent of net assets.

Percentage of Net
COUNTRY	Assets

Belgium	2.4%
Britain	8.9%
Canada	2.1%
Denmark	1.1%
Finland	0.8%
France	3.4%
Germany	6.9%
Hong Kong	1.1%
Ireland	2.3%
Japan	9.7%
Netherlands	1.1%
Sweden	1.2%
United States	58.6%

Total Country	99.6%
MONEY MARKET FUNDS	0.2%
TOTAL INVESTMENTS	99.8%
Other assets and liabilities, net	0.2%
NET ASSETS	100.0%

The accompanying notes are an integral part of these financial statements.

Sector Diversification as of October 31, 2019

Technology	21.9%
Health Care	21.6%
Industrials	14.7%
Consumer Discretionary	12.7%
Materials	10.1%
Financials	6.2%
Consumer Staples	5.6%
Energy	4.0%
Communications	2.8%
Money Market Funds	0.2%
Total	99.8%
Other Assets and Liabilities, net	0.2%
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Innovation α® Trade War ETF

October 31, 2019 (Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — 99.6%
Communications — 3.0%
Alphabet, Inc. - Class A (a)	10	$12,588
AT&T, Inc.	475	18,283
Verizon Communications, Inc.	172	10,401
		41,272
Consumer Discretionary — 11.1%
adidas AG (b)	35	10,810
Amazon.com, Inc. (a)	6	10,660
Bridgestone Corp. (b)	300	12,552
Daimler AG (b)	211	12,337
Dana, Inc.	740	12,010
DENSO Corp. (b)	200	9,365
eBay, Inc.	270	9,518
Fiat Chrysler Automobiles NV (b)	807	12,540
General Motors Co.	325	12,077
Kering SA (b)	21	11,953
Stanley Black & Decker, Inc.	73	11,047
Techtronic Industries Co. Ltd. (b)	2,000	15,693
Yamaha Corp. (b)	300	14,070
		154,632
Consumer Staples — 5.8%
Kao Corp. (b)	100	8,088
Kimberly-Clark Corp.	75	9,966
PepsiCo, Inc.	77	10,562
Target Corp.	97	10,370
The Coca-Cola Co.	192	10,451
The Procter & Gamble Co.	153	19,050
Unilever NV (b)	197	11,638
		80,125
Energy — 3.6%
Baker Hughes, a GE Co.	423	9,052
BP PLC (b)	1,664	10,536
Chevron Corp.	95	11,033
ConocoPhillips	173	9,550
Marathon Oil Corp.	855	9,858
		50,029
Financials — 6.5%
Fiserv, Inc. (a)	145	15,390
Genworth Financial, Inc. - Class A (a)	3,135	13,418
JPMorgan Chase & Co.	88	10,993
Lincoln National Corp.	175	9,884
Mastercard, Inc. - Class A	38	10,519

The accompanying notes are an integral part of these financial statements.

The Allstate Corp.	96	10,216
The Progressive Corp.	136	9,479
Visa, Inc. - Class A	61	10,911
		90,810
Health Care — 19.2%
Abbott Laboratories	125	10,451
Agilent Technologies, Inc.	157	11,893
AstraZeneca PLC (b)	114	11,065
Bausch Health Companies, Inc. (a)	486	12,072
Baxter International, Inc.	119	9,127
Bayer AG (b)	240	18,631
Boston Scientific Corp. (a)	246	10,258
Bristol-Myers Squibb Co.	215	12,335
DexCom, Inc. (a)	67	10,334
Edwards Lifesciences Corp. (a)	64	15,256
Eli Lilly & Co.	93	10,597
Intuitive Surgical, Inc. (a)	19	10,506
Johnson & Johnson	81	10,695
Koninklijke Philips NV (b)	241	10,559
Medtronic PLC (b)	142	15,464
Merck & Co., Inc.	128	11,093
Mylan NV (a)	511	9,786
Novo Nordisk A/S - Class B (b)	197	10,764
Pfizer, Inc.	332	12,739
Smith & Nephew PLC (b)	433	9,259
Sumitomo Dainippon Pharma Co. Ltd. (b)	600	10,556
UCB SA (b)	146	11,770
Varian Medical Systems, Inc. (a)	101	12,202
		267,412
Industrials — 15.9%
Caterpillar, Inc.	92	12,678
Deere & Co.	63	10,971
Dover Corp.	104	10,804
General Electric Co.	1,301	12,984
Hitachi Ltd. (b)	300	11,292
Honeywell International, Inc.	72	12,437
Illinois Tool Works, Inc.	67	11,295
Komatsu Ltd. (b)	400	9,469
L3Harris Technologies, Inc.	49	10,109
Lockheed Martin Corp.	30	11,300
Mitsubishi Electric Corp. (b)	900	12,958
Northrop Grumman Corp.	38	13,394
OMRON Corp. (b)	200	11,840
Rolls-Royce Holdings PLC (b)	1,225	11,239
Sandvik AB (b)	769	13,597
Textron, Inc.	234	10,785
Thales SA (b)	91	8,898
The Boeing Co.	31	10,537

The accompanying notes are an integral part of these financial statements.

Toshiba Corp. (b)	400	13,709
		220,296
Materials —10.0%
3M Co.	63	10,394
Albemarle Corp.	176	10,690
Anglo American PLC (b)	461	11,821
Avery Dennison Corp.	93	11,891
CCL Industries, Inc. - Class B (b)	260	10,724
DuPont de Nemours, Inc.	148	9,755
International Paper Co.	255	11,138
Mitsubishi Materials Corp. (b)	500	14,477
Owens Corning	195	11,950
Packaging Corp. of America	114	12,478
Sealed Air Corp.	255	10,651
Umicore SA (b)	305	12,580
		138,549
Technology — 24.5%
Adobe, Inc. (a)	38	10,561
Advanced Micro Devices, Inc. (a)	352	11,943
Akamai Technologies, Inc. (a)	115	9,948
Applied Materials, Inc.	200	10,852
BlackBerry Ltd. (a)(b)	1,893	9,967
Broadcom, Inc.	39	11,421
Canon, Inc. (b)	400	10,960
Cisco Systems, Inc.	212	10,072
Experian PLC (b)	333	10,462
HP, Inc.	644	11,186
Intel Corp.	265	14,980
International Business Machines Corp.	82	10,966
Konami Holdings Corp. (b)	200	8,825
Lam Research Corp.	55	14,907
Micron Technology, Inc. (a)	428	20,351
Microsoft Corp.	75	10,753
NEC Corp. (b)	300	11,933
Nokia Oyj (b)	2,336	8,583
Oracle Corp.	192	10,462
Panasonic Corp. (b)	1,300	11,026
QUALCOMM, Inc.	134	10,779
Seagate Technology PLC	195	11,316
Seiko Epson Corp. (b)	800	11,382
Sony Corp. (b)	200	12,257
Texas Instruments, Inc.	81	9,557
Tokyo Electron Ltd. (b)	100	20,420
Trend Micro, Inc. (b)	200	10,175
Western Digital Corp.	235	12,138
Xerox Corp.	351	11,909
		340,091
TOTAL COMMON STOCKS (Cost $1,384,631)		1,383,216

The accompanying notes are an integral part of these financial statements.

MONEY MARKET FUNDS — 0.1%
First American Treasury Obligations Fund - Class X, 1.73% (c)	1,700	1,700
TOTAL MONEY MARKET FUNDS (Cost $1,700)		1,700

TOTAL INVESTMENTS — 99.7% (Cost $1,386,331)		1,384,916
Other assets and liabilities, net — 0.3%		3,752
NET ASSETS — 100.0%		$1,388,668

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the annualized seven-day yield at period end.

Percentages are stated as a percent of net assets.

Percentage of Net
COUNTRY	Assets

Belgium	1.8%
Britain	5.6%
Canada	1.5%
Denmark	0.8%
Finland	0.6%
France	1.5%
Germany	3.0%
Hong Kong	1.1%
Ireland	1.9%
Japan	16.2%
Netherlands	0.8%
Sweden	1.0%
United States	63.8%

Total Country	99.6%
MONEY MARKET FUNDS	0.1%
TOTAL INVESTMENTS	99.7%
Other assets and liabilities, net	0.3%
NET ASSETS	100.0%

The accompanying notes are an integral part of these financial statements.

Sector Diversification as of October 31, 2019

Technology	24.5%
Health Care	19.2%
Industrials	15.9%
Consumer Discretionary	11.1%
Materials	10.0%
Financials	6.5%
Consumer Staples	5.8%
Energy	3.6%
Communications	3.0%
Money Market Funds	0.1%
Total	99.7%
Other Assets and Liabilities, net	0.3%
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Statements of Assets & Liabilities

October 31, 2019 (Unaudited)	Innovation α® United States ETF	Innovation α® Global ETF	Innovation α® Trade War ETF
Assets
Investments, at value (cost $1,388,621, $1,388,777 and $1,386,331, respectively)	$1,379,574	$1,381,544	$1,384,916
Dividend and interest receivable	3,349	4,289	5,929
Total Assets	1,382,923	1,385,833	1,390,845

Liabilities
Payable to Adviser	1,683	1,786	1,797
Foreign witholding tax payable	—	234	380
Total liabilities	1,683	2,020	2,177
Net Assets	$1,381,240	$1,383,813	$1,388,668

Net Assets Consists of:
Paid-in capital	$1,197,445	$1,166,964	$1,166,835
Total distributable earnings	183,795	216,849	221,833
Net Assets	$1,381,240	$1,383,813	$1,388,668

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	50,000	50,000	50,000
Net Asset Value, redemption price and offering price per share	$27.62	$27.68	$27.77

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended October 31, 2019(1) (Unaudited)

	Innovation α® United States ETF	Innovation α® Global ETF	Innovation α® Trade War ETF
Investment Income

Dividend income (net of withholding tax of $42, $676, and $772, respectively)	$20,925	$19,359	$20,918
Interest income	16	29	56
Total investment income	20,941	19,388	20,974

Expenses

Investment advisory fees	8,744	8,754	8,785
Total expenses	8,744	8,754	8,785
Net investment income	12,197	10,634	12,189

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Translation

Net realized gain (loss) from:
Investments	180,645	213,417	211,027
Foreign currency translation	—	31	32
Net realized gain	180,645	213,448	211,059
Net change in unrealized appreciation/(depreciation) on:
Investments	(9,047)	(7,233)	(1,415)
Foreign currency	—	—	—
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(9,047)	(7,233)	(1,415)

Net realized and unrealized gain on investments and foreign currency translation	171,598	206,215	209,644
Net increase (decrease) in net assets from operations	$183,795	$216,849	$221,833

(1) Fund commenced operations on June 4, 2019. The information presented is for the period from June 4, 2019 to October 31, 2019.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

Innovation α® United States ETF

Period Ended October 31, 2019(1) (Unaudited)

From Operations

Net investment income	$12,197
Net realized gain on investments and foreign currency translation	180,645
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(9,047)
Net increase in net assets resulting from operations	183,795

From Capital Share Transactions

Proceeds from shares sold	5,296,400
Cost of shares redeemed	(4,098,955)
Net increase in net assets resulting from capital share transactions	1,197,445

Total Increase in Net Assets	1,381,240

Net Assets
Beginning of period	—
End of period	$1,381,240

Changes in Shares Outstanding

Shares outstanding, beginning of period	—
Shares sold	200,000
Shares redeemed	(150,000)
Shares outstanding, end of period	50,000

(1) The Fund commenced operations on June 4, 2019. The information presented is for the period from June 4, 2019 to October 31, 2019.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

Innovation α® Global ETF

Period Ended October 31, 2019(1) (Unaudited)

From Operations

Net investment income	$10,634
Net realized gain on investments and foreign currency translation	213,448
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(7,233)
Net increase in net assets resulting from operations	216,849

From Capital Share Transactions

Proceeds from shares sold	5,247,905
Cost of shares redeemed	(4,080,960)
Transaction Fees (Note 4)	19
Net increase in net assets resulting from capital share transactions	1,166,964

Total Increase in Net Assets	1,383,813

Net Assets
Beginning of period	—
End of period	$1,383,813

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	200,000
Shares redeemed	(150,000)
Shares outstanding, end of period	50,000

(1) The Fund commenced operations on June 4, 2019. The information presented is for the period from June 4, 2019 to October 31, 2019.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

Innovation α® Trade War ETF

Period Ended October 31, 2019(1) (Unaudited)

From Operations

Net investment income	$12,189
Net realized gain on investments and foreign currency translation	211,059
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(1,415)
Net increase in net assets resulting from operations	221,833

From Capital Share Transactions

Proceeds from shares sold	5,259,585
Cost of shares redeemed	(4,092,785)
Transaction Fees (Note 4)	35
Net increase in net assets resulting from capital share transactions	1,166,835

Total Increase in Net Assets	1,388,668

Net Assets
Beginning of period	—
End of period	$1,388,668

Changes in Shares Outstanding

Shares outstanding, beginning of period	—
Shares sold	200,000
Shares redeemed	(150,000)
Shares outstanding, end of period	50,000

(1) The Fund commenced operations on June 4, 2019. The information presented is for the period from June 4, 2019 to October 31, 2019.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Innovation α® United States ETF

For a Share Outstanding Throughout Each Period

Period Ended October 31, 2019(1) (Unaudited)
Net Asset Value, Beginning of Period	$25.78

Income from investment operations:
Net investment income(2)	0.12
Net realized and unrealized gain on investments	1.72
Total from investment operations	1.84

Net Asset Value, End of Period	$27.62

Total return, at NAV(3)(4)	7.16%

Total return, at Market(3)(4)	10.47%

Supplemental Data and Ratios:

Net assets, end of period (000’s)	$1,381

Ratio of expenses to average net assets(5)	0.81%

Ratio of net investment income to average net assets(5)	1.13%

Portfolio turnover rate(4)(6)	48%

(1)	The Fund commenced investment operations on June 4, 2019.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Innovation α® Global ETF

For a Share Outstanding Throughout Each Period

Period Ended October 31, 2019(1) (Unaudited)
Net Asset Value, Beginning of Period	$25.50

Income from investment operations:
Net investment income(2)	0.11
Net realized and unrealized gain on investments	2.07
Total from investment operations	2.18

Net Asset Value, End of Period	$27.68

Total return, at NAV(3)(4)	8.53%

Total return, at Market(3)(4)	10.77%

Supplemental Data and Ratios:

Net assets, end of period (000’s)	$1,384

Ratio of expenses to average net assets(5)	0.81%

Ratio of net investment income to average net assets(5)	0.98%

Portfolio turnover rate(4)(6)	3%

(1)	The Fund commenced investment operations on June 4, 2019.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Innovation α® Trade War ETF

For a Share Outstanding Throughout Each Period

Period Ended October 31, 2019(1) (Unaudited)
Net Asset Value, Beginning of Period	$25.54

Income from investment operations:
Net investment income(2)	0.12
Net realized and unrealized gain on investments	2.11
Total from investment operations	2.23

Net Asset Value, End of Period	$27.77

Total return, at NAV(3)(4)	8.72%

Total return, at Market(3)(4)	11.00%

Supplemental Data and Ratios:

Net assets, end of period (000’s)	$1,389

Ratio of expenses to average net assets(5)	0.81%

Ratio of net investment income to average net assets(5)	1.12%

Portfolio turnover rate(4)(6)	5%

(1)	The Fund commenced investment operations on June 4, 2019.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Innovation α® ETFs

Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Innovation α® United States ETF (“INAU”), Innovation α® Global ETF (“INAG”) and Innovation α® Trade War ETF (“TWAR”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of Listed Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on August 26, 2016, amended on December 21, 2018, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Fund represents a distinct portfolio with its own investment objective and policies within the Trust. The Funds commenced operations on June 4, 2019.

FUND	INVESTMENT OBJECTIVE
Innovation α® United States ETF	Seeks to track the total return performance, before fees and expenses, of the Innovation α® United States Index
Innovation α® Global ETF	Seeks to track the total return performance, before fees and expenses, of the Innovation α® Global Index
Innovation α® Trade War ETF	Seeks to track the total return performance, before fees and expenses, of the Martin Global Innovation Equity (MGIE) Trade War Index.

Cost incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by M·CAM International LLC (“M·CAM” or “Adviser”), the Funds’ investment Adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Account Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services — Investment Companies. The Funds prepare financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follow the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The Funds issue and redeem shares on a continuous basis at net asset value (“NAV”) only in large blocks of shares called “Creation Units.” A Creation Unit consists of 50,000 shares. The NAV is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of the Funds will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.

Fair Value Measurement

In calculating the NAV, the Funds’ exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.

FASB Accounting Standards Codification, Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are generally valued using the last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at October 31, 2019 are as follows:

Innovation α® United States ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(1)	$1,368,812	$—	$—	$1,368,812
Real Estate Investment Trusts(1)	9,318	—	—	9,318
Money Market Funds	1,444	—	—	1,444
Total Investments in Securities	$1,379,574	$—	$—	$1,379,574

Innovation α® Global ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(l)	$1,378,980	$—	$—	$1,378,980
Money Market Funds	2,564	—	—	2,564
Total Investments in Securities	$1,381,544	$—	$—	$1,381,544

(1) See the Schedule of Investments for industry classifications.

Innovation α® Trade War ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(1)	$1,383,216	$—	$—	$1,383,216
Money Market Funds	1,700	—	—	1,700
Total Investments in Securities	$1,384,916	$—	$—	$1,384,916

(1) See the Schedule of Investments for industry classifications.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identified cost-method.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value. The Funds distribute substantially all net investment income to shareholders in the form of dividends.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. The Funds intend to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) their investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from their net investment income, if any, at least annually, and distributes their net capital gains, if any, to shareholders at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/ tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return of capital.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Funds commenced operations on June 4, 2019; therefore, there is no tax information as of October 31, 2019.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser expects the risk of loss to be remote.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”).

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and M·CAM, the Funds pay a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.81% of the Funds’ average daily net assets. M·CAM has agreed to pay all expenses of the Funds except the fee paid to M·CAM under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any). M·CAM, in turn, compensates the Sub-Adviser from the management fee it receives.

Vident Investment Advisory LLC (the “Sub-Adviser”), a Delaware limited liability company serves as the sub-adviser to the Funds. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities for each Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of a Fund’s Index, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Fund, and subject to a minimum annual fee disclosed for each Fund as noted in the table below:

Fund	Sub-Advisory Fee	Minimum Annual Fee
INAU	0.04%	$20,000
INAG	0.05%	$25,000
TWAR	0.05%	$25,000

Distribution Agreement and 12b-1 Plan

Quasar Distributors, LLC (the “Distributor”) serves as the Funds’ distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Funds’ assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A., an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Funds’ administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

4. CREATION AND REDEMPTION TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically 50,000 shares, called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

Creation Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee for each Fund is listed in the table below:

Fixed Creation
Fund	Transaction Fee
INAU	$250
INAG	$1,000
TWAR	$1,000

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial purchase of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Funds may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended October 31, 2019 were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
INAU	$1,180,767	$1,400,044	$5,287,745	$3,861,935
INAG	$68,300	$884,351	$5,194,380	$3,205,795
TWAR	$126,213	$891,147	$5,175,563	$3,237,260

6. PRINCIPAL RISKS

As with all exchange traded funds (“ETFs’’), shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A description of the principal risks is included in the prospectus under the heading “Principal Investment Risks’’.

7. SUBSEQUENT EVENTS

On November 25, 2019, U.S. Bancorp, the parent company of Quasar Distributors, LLC, the Fund’s distributor, announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC such that Quasar will become a wholly-owned broker-dealer subsidiary of Foreside. The transaction is expected to close by the end of March 2020. Quasar will remain the Funds’ distributor at the close of the transaction, subject to Board approval.

On December 4, 2019, the Board determined, at the recommendation of the Adviser, that it is in the best interests of the shareholders to liquidate the Funds. The liquidation of the Funds was effective Tuesday, December 17, 2019. If a shareholder had not redeemed his or her shares as of the liquidation date, the shareholder’s account automatically redeemed, and proceeds were sent to the shareholder at his or her address of record. Liquidation proceeds were paid in cash for the redeemed shares at their net asset value. All expenses of the liquidation of the Funds were borne by the Adviser.

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

Board Consideration and Approval of Advisory and Sub-Advisory Agreements (Unaudited)

At an in-person meeting held on March 19, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Advisory Agreement”) between M●CAM Financial LLC (the “Adviser”) and the Trust, on behalf of the Innovation α® United States ETF, Innovation α® Global ETF and Innovation α® Trade War ETF (the “Funds”), and a separate sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) between the Adviser, the Trust, and Vident Investment Advisory, LLC (the “Sub-Adviser”) with respect to the Funds.

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by: (i) the vote of the Trustees or a vote of the shareholders of the Funds; and (ii) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Consistent with those responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser and Sub-Adviser and, during the Meeting, representatives from the Adviser and Sub-Adviser presented additional oral and written information to help the Board evaluate the Agreements. Among other things, representatives from the Adviser and Sub-Adviser provided overviews of their advisory businesses, including information on investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services to be provided by the Adviser and Sub-Adviser, as well as the rationale for launching the Funds, each Fund’s proposed fees, and the operational aspects of the Funds. During the Meeting, the Board discussed the materials it received, including memoranda from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the written materials that it received before the Meeting and the oral presentations, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser and Sub-Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory and sub-advisory arrangements and the Trustees’ responsibilities relating thereto. The consideration of the Agreements was conducted by both the full Board and the Independent Trustees, who also voted separately.

At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to the Funds; (ii) Fund expenses and performance (iii) the cost of the services to be provided and profits to be realized by the Adviser and Sub-Adviser from the relationship with the Trust and Sub-Adviser; (iii) comparative fee and expense data for the Funds and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Funds grow and whether the overall advisory fee for the Funds would enable investors to share in the benefits of economies of scale; (v) any benefits to be derived by the Adviser or Sub-Adviser from the relationship with the Trust, including any fall-out benefits enjoyed by the Adviser or Sub-Adviser; and (vi) other factors the Board deemed relevant. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Agreements, noting that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the Funds, including the oversight of the activities and operations of the Sub-Adviser and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser and Sub-Adviser, including those individuals responsible for portfolio management. The Board also considered the Adviser’s and Sub-Adviser’s operational capabilities and resources and their experience in managing investment portfolios. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and Sub-Adviser.

Fund Expenses and Performance. Because the Funds had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board also noted that each Fund is designed to track the performance of an index. The Board was presented with information about each Fund’s investment strategies and expected break-even expense analyses. The Board also reviewed information regarding each Fund’s proposed advisory and sub-advisory fees, including advisory fees and total expense ratios of those funds that might be considered peers of the Funds, which consisted of ETFs related to innovation and intelligence as reported by Morningstar. Based on this review, the Board concluded that the investment advisory and sub-advisory fees and expense ratios appeared to be competitive and otherwise satisfactory for the purposes of approving the Agreements.

Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser and Sub-Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser and Sub-Adviser with respect to each Fund, including the methodology used to determine such profitability. The Board also reviewed information regarding the estimated break-even point for the Funds taking into consideration potential direct and ancillary revenue received by the Adviser in connection with the services to be provided to the Funds. The Board took into consideration that the advisory fee for each Fund is a “unified fee,” meaning the Funds would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying a Fund’s other expenses out of its own fee and resources.

Economies of Scale. The Board discussed whether economies of scale would be realized by the Funds at higher asset levels. The Board also assessed whether certain of the Adviser’s and Sub-Adviser’s costs would increase if asset levels rise. The Board noted that since the Funds had not yet launched, it was difficult to estimate whether economies of scale might be realized in the future. The Board also noted, however, that any economies would, to some degree, be shared with Fund shareholders through a Fund’s unitary fee structure. In the event there were to be significant asset growth in the Funds, the Board determined to reassess whether the advisory and sub-advisory fees appropriately took into account any economies of scale that had been realized as a result of that growth.

Other Benefits to the Adviser and Sub-Adviser. In addition to evaluating the services provided by the Adviser and Sub-Adviser, the Board also considered the extent to which the Adviser or Sub-Adviser may realize other benefits from its relationship to the Funds. While the Board acknowledged that the Adviser or Sub-Adviser may experience reputational success if the Funds perform well in the future, it did not identify any other potential benefits at this early stage and agreed to reassess potential benefits at a future time. Based on its review, the Board concluded that any ancillary benefits would not be disadvantageous to a Fund’s shareholders.

Conclusion. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees separately, unanimously: (i) concluded that the terms of each Agreement are fair and reasonable; (ii) concluded that the proposed advisory and sub-advisory fees were fair and reasonable in light of the services to be provided; and (iii) determined that the approval of each Agreement for an initial term of two years was in the best interests of each Fund and its future shareholders.

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (June 4, 2019 to October 31, 2019), except as noted in footnotes below.

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Expenses
	Hypothetical	Beginning	Ending		Paid
	Account	Account	Account	Annualized	During
	Value	Value	Value	Expense	the
	5/1/19	6/4/19^	10/31/19	Ratios	Period
Innovation α® United States ETF
Actual	N/A	$1,000.00	$1,071.60	0.81%	$3.42	(1)
Hypothetical (5% return before expenses)	$1,000.00	N/A	$1,021.06	0.81%	$4.12	(2)

Innovation α® Global ETF
Actual	N/A	$1,000.00	$1,085.30	0.81%	$3.44	(1)
Hypothetical (5% return before expenses)	$1,000.00	N/A	$1,021.06	0.81%	$4.12	(2)

Innovation α® Trade War ETF
Actual	N/A	$1,000.00	$1,087.20	0.81%	$3.44	(1)
Hypothetical (5% return before expenses)	$1,000.00	N/A	$1,021.06	0.81%	$4.12	(2)

(^)	Fund commenced operations on June 4, 2019.

(1)	Actual expenses are calculated using the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent inception period, 149 days, and divided by the number of days in the most recent twelve month period, 366 days.

(2)	Hypothetical expenses are calculated using the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six month period, 184 days, and divided by the number of days in the most recent twelve month period, 366 days.

Supplemental Information (Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the Prospectus for the Funds may be obtained without charge by writing the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-800-617-0004, or by visiting the Funds’ website at www.m-cam.com

QUARTERLY PORTFOLIO HOLDING INFORMATION

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at 1-800-617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

The Funds are required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Funds’ proxy voting record will be available without charge, upon request, by calling toll-free 1-800-617-0004 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-800-617-0004, or by visiting the Funds’ website at www.m-cam.com.

Privacy Policy (Unaudited)

We are committed to respecting the privacy of personal information you entrust to us in the course of doing business with us.

The Funds collect non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

25

Investment Adviser:

M●CAM International LLC

513 E. Main Street, #2014

Charlottesville, Virginia 22903

Investment Sub-Adviser:

Vident Investment Advisory, LLC

300 Colonial Center Parkway, Suite 330

Roswell, Georgia 30076

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, N.W.

Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Distributor:

Quasar Distibutors, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC

d/b/a U.S. Bank Global Fund Services

615 E. Michigan St.

Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Listed Funds Trust

By (Signature and Title)* /s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date  01/08/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date  01/08/2020

By (Signature and Title)* /s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date  01/08/2020

* Print the name and title of each signing officer under his or her signature.